FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONVENIENCE TRANSLATION - Additional Information (Details)	Dec. 31, 2019 ¥ / $
Foreign currency exchange rate	6.9618
Parent Company
Foreign currency exchange rate	6.9618